UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31, 2005

Date of reporting period:	November 30, 2005

GOLDMAN SACHS RESEARCH SELECT FUND

Statement of Investments

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 98.7%
Aerospace & Defense — 4.0%
36,371	General Dynamics Corp.	$4,157,205
53,975	United Technologies Corp.	2,906,014

		7,063,219

Banks — 12.5%
134,506	Bank of America Corp.	6,172,480
157,776	Citigroup, Inc.	7,660,025
129,612	J.P. Morgan Chase & Co.	4,957,659
54,504	PNC Financial Services Group, Inc.	3,475,720

		22,265,884

Beverages — 3.1%
94,600	PepsiCo, Inc.	5,600,320

Biotechnology — 2.2%
48,558	Amgen, Inc.*	3,929,799

Broadcasting & Cable/Satellite TV — 1.6%
94,460	Univision Communications, Inc. Series A*	2,855,526

Chemicals — 1.1%
42,230	Dow Chemical Co.	1,910,908

Commercial Services — 3.7%
123,900	The McGraw-Hill Cos., Inc.	6,572,895

Computer Hardware — 1.9%
111,630	Dell, Inc.*	3,366,761

Computer Services — 2.7%
109,060	First Data Corp.	4,719,026

Computer Software — 6.6%
31,680	Electronic Arts, Inc.*	1,785,485
194,370	Microsoft Corp.	5,385,992
358,912	Oracle Corp.*	4,511,524

		11,683,001

Drugs & Medicine — 0.9%
71,857	Pfizer, Inc.	1,523,368

Electrical Equipment — 2.0%
124,677	Tyco International Ltd.	3,555,788

Financials — 7.1%
108,934	Countrywide Financial Corp.	3,791,993
98,350	Freddie Mac	6,141,957
180,620	The Charles Schwab Corp.	2,754,455

		12,688,405

Foods — 1.9%
50,010	Wm. Wrigley Jr. Co.	3,430,186

Gaming/Lodging — 2.2%
51,510	Cendant Corp.	915,333

Shares	Description	Value
Common Stocks — (continued)
Gaming/Lodging — (continued)
43,020	Harrah’s Entertainment, Inc.	$2,929,232

		3,844,565

Household/Personal Care — 1.7%
52,595	Procter & Gamble Co.	3,007,908

Insurance — 1.7%
46,340	XL Capital Ltd.	3,076,049

Internet & Online — 1.1%
4,760	Google, Inc.*	1,927,752

Manufacturing — 0.8%
36,528	American Standard Companies, Inc.	1,390,986

Medical Products — 5.4%
103,673	Baxter International, Inc.	4,031,843
38,530	Medtronic, Inc.	2,141,112
49,630	Stryker Corp.	2,148,979
21,030	Zimmer Holdings, Inc.*	1,317,950

		9,639,884

Movies & Entertainment — 3.5%
28,871	The Walt Disney Co.	719,754
150,350	Time Warner, Inc.	2,703,293
86,660	Viacom, Inc. Class B	2,894,444

		6,317,491

Networking/Telecommunication Equipment — 0.8%
80,200	Cisco Systems, Inc.*	1,406,708

Oil & Gas — 10.4%
97,512	Burlington Resources, Inc.	7,045,242
44,000	Canadian Natural Resources Ltd.	1,998,040
128,836	Exxon Mobil Corp.	7,476,353
34,040	Suncor Energy, Inc.	1,936,536

		18,456,171

Oil Well Services & Equipment — 4.5%
66,207	Baker Hughes, Inc.	3,796,972
44,740	Schlumberger Ltd.	4,282,960

		8,079,932

Pharmacy Benefit Manager — 2.0%
70,220	Caremark Rx, Inc.*	3,608,606

Retailing — 5.7%
44,561	J. C. Penney Co., Inc.	2,338,115
65,160	Lowe’s Companies, Inc.	4,396,997
71,650	Wal-Mart Stores, Inc.	3,479,324

		10,214,436

Semiconductors — 4.5%
69,040	Linear Technology Corp.	2,575,882
121,150	QUALCOMM, Inc.	5,508,691

		8,084,573

Telecommunications — 1.7%
109,040	American Tower Corp.*	2,975,702

GOLDMAN SACHS RESEARCH SELECT FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Telephone Utilities — 0.9%
63,946	AT&T, Inc.	$1,592,895

Tobacco — 0.5%
11,423	Altria Group, Inc.	831,480

TOTAL COMMON STOCKS		$175,620,224

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 1.6%
Joint Repurchase Agreement Account II
$2,900,000	4.04%	12/01/2005	$2,900,000
Maturity Value: $2,900,325

TOTAL INVESTMENTS — 100.3%			$178,520,224

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on November 30, 2005.

For information on the mutual fund, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS RESEARCH SELECT FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $2,900,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,550,000,000	4.04%	12/01/2005	$3,550,398,389

Barclays Capital PLC	3,450,000,000	4.04	12/01/2005	3,450,387,166

Deutsche Bank Securities, Inc.	2,800,000,000	4.04	12/01/2005	2,800,314,222

Greenwich Capital Markets	300,000,000	4.04	12/01/2005	300,033,667

J.P. Morgan Securities, Inc.	400,000,000	4.04	12/01/2005	400,044,889

Morgan Stanley & Co.	1,850,000,000	4.04	12/01/2005	1,850,207,611

UBS Securities LLC	1,300,000,000	4.03	12/01/2005	1,300,145,528

Wachovia Capital Markets	500,000,000	4.04	12/01/2005	500,056,111

TOTAL	$14,150,000,000			$14,151,587,583

At November 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.62% to 5.30%, due 09/01/2006 to 06/22/2015; Federal Home Loan Bank, 0.00% to 5.38%, due 12/07/2005 to 06/14/2013; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 02/14/2006 to 12/01/2035; Federal National Mortgage Association, 0.00% to 10.50%, due 03/15/2006 to 11/01/2035 and Government National Mortgage Association, 6.00%, due 09/15/2035 to 10/15/2035. The aggregate market value of the collateral, including accrued interest, was $14,443,560,610.

TAX INFORMATION — At November 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$152,382,494

Gross unrealized gain	28,828,032
Gross unrealized loss	(2,690,302)

Net unrealized security gain	$26,137,730

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as enhanced as described below, were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 30, 2006

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date January 30, 2006

* Print the name and title of each signing officer under his or her signature.